Income Taxes - Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
United States	$ 350		$ 430
Current Income Tax Expense (Benefit), Total	7,498	$ 7,652	11,592
Deferred:
United States	0	0	0
Deferred Income Tax Expense (Benefit)	(2,609)	529	(3,950)
Total	4,889	8,181	7,642
All Other Foreign
Current:
Foreign	7,148	7,652	11,162
Deferred:
Foreign	$ (2,609)	$ 529	$ (3,950)